Long-term debt (Details)																																										3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended
	Mar. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Mar. 31, 2012 Curtis Palmer USD ($)	Dec. 31, 2011 Curtis Palmer USD ($)	Mar. 31, 2012 Guarantor Subsidiaries USD ($)	Dec. 31, 2011 Guarantor Subsidiaries USD ($)	Mar. 31, 2012 Senior Notes, due 2018 USD ($)	Dec. 31, 2011 Senior Notes, due 2018 USD ($)	Nov. 04, 2011 Senior Notes, due 2018 USD ($)	Mar. 31, 2012 Senior unsecured notes, due June 2036 USD ($)	Mar. 31, 2012 Senior unsecured notes, due June 2036 CAD	Dec. 31, 2011 Senior unsecured notes, due June 2036 USD ($)	Dec. 31, 2011 Senior unsecured notes, due June 2036 CAD	Mar. 31, 2012 Senior unsecured notes, due July 2014 USD ($)	Dec. 31, 2011 Senior unsecured notes, due July 2014 USD ($)	Dec. 31, 2011 Senior unsecured notes, due July 2014 Curtis Palmer USD ($)	Mar. 31, 2012 Senior unsecured notes, due August 2017 USD ($)	Dec. 31, 2011 Senior unsecured notes, due August 2017 USD ($)	Mar. 31, 2012 Senior unsecured notes, due August 2019 USD ($)	Dec. 31, 2011 Senior unsecured notes, due August 2019 USD ($)	Mar. 31, 2012 Epsilon Power Partners term facility, due 2019 USD ($)	Dec. 31, 2011 Epsilon Power Partners term facility, due 2019 USD ($)	Dec. 31, 2010 Epsilon Power Partners term facility, due 2019 USD ($)	Mar. 31, 2012 Path 15 senior secured bonds USD ($)	Dec. 31, 2011 Path 15 senior secured bonds USD ($)	Dec. 31, 2010 Path 15 senior secured bonds USD ($)	Mar. 31, 2012 Path 15 senior secured bonds Minimum	Dec. 31, 2011 Path 15 senior secured bonds Minimum	Mar. 31, 2012 Path 15 senior secured bonds Maximum	Dec. 31, 2011 Path 15 senior secured bonds Maximum	Mar. 31, 2012 Auburndale term loan, due 2013 USD ($)	Dec. 31, 2011 Auburndale term loan, due 2013 USD ($)	Dec. 31, 2010 Auburndale term loan, due 2013 USD ($)	Mar. 31, 2012 Cadillac term loan, due 2025 USD ($)	Dec. 31, 2011 Cadillac term loan, due 2025 USD ($)	Dec. 31, 2010 Cadillac term loan, due 2025 USD ($)	Mar. 31, 2012 Cadillac term loan, due 2025 Minimum	Dec. 31, 2011 Cadillac term loan, due 2025 Minimum	Mar. 31, 2012 Cadillac term loan, due 2025 Maximum	Dec. 31, 2011 Cadillac term loan, due 2025 Maximum	Mar. 31, 2012 Piedmont bridge loan, due 2013 USD ($)	Dec. 31, 2011 Piedmont bridge loan, due 2013 USD ($)	Mar. 31, 2012 Canadian Hills construction loan, due 2013 USD ($)	Dec. 31, 2011 Senior credit facility USD ($)	Mar. 31, 2012 Senior credit facility USD ($)	Dec. 31, 2011 Senior credit facility Minimum	Dec. 31, 2011 Senior credit facility Maximum
Long-term debt
Total debt		$ 1,415,278,000						$ 460,000,000	$ 460,000,000	$ 460,000,000	$ 210,526,000	210,000,000	$ 206,490,000	210,000,000	$ 190,000,000	$ 190,000,000	$ 190,000,000	$ 150,000,000	$ 150,000,000	$ 75,000,000	$ 75,000,000	$ 34,608,000	$ 34,982,000	$ 36,482,000	$ 145,880,000	$ 145,879,000	$ 153,868,000					$ 10,150,000	$ 11,900,000	$ 21,700,000	$ 39,631,000	$ 40,231,000	$ 42,531,000					$ 108,863,000	$ 100,796,000
Purchase accounting fair value adjustments	10,398,000	10,580,000	11,305,000
Less current maturities	(246,520,000)	(20,958,000)	(21,587,000)			(246,520,000)	(20,958,000)
Total long-term debt	1,364,685,000	1,404,900,000	244,299,000	190,000,000	190,000,000	714,685,000	754,900,000																																					176,149,000
Interest rate (as a percent)								9.00%	9.00%	9.00%	5.95%	5.95%	5.95%	5.95%	5.90%	5.90%		5.87%	5.87%	5.97%	5.97%	7.40%	7.40%					7.90%	7.90%	9.00%	9.00%	5.10%	5.10%					6.02%	6.02%	8.00%	8.00%
Variable interest rate basis																																										Libor	Libor	Libor	U.S. Prime Rate, the London Interbank Offered Rate or the Canadian Prime Rate
Amount drawn on the senior credit facility																																													72,800,000	72,800,000
Letters of credit issued but not drawn																																													$ 107,300,000	$ 139,100,000
Applicable margin (as a percent)																																										3.50%	3.50%	3.00%	2.75%	2.75%	0.75%	3.00%